Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 6,022	$ 5,884	$ 5,240
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	(551)	1,612	(3,195)
Unrealized losses on held-to-maturity transfer			(1,931)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	403	301	255
Income tax effect	50	(651)	1,656
Reclassification adjustment for gains on available-for-sale securities included in net income	(56)	(133)	(159)
Income tax effect	19	45	54
Other comprehensive income (loss)	(135)	1,174	(3,320)
Total comprehensive income	$ 5,887	$ 7,058	$ 1,920